Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2023 INR (₨)
Benefit payments
2024	₨ 110.7
2025	103.7
2026	77.8
2027	86.7
2028	92.9
2029 - 2033	₨ 766.6